Shareholder Report, Line Graph (Details) - USD ($)					8 Months Ended		12 Months Ended			20 Months Ended		24 Months Ended	32 Months Ended		36 Months Ended	44 Months Ended		48 Months Ended	56 Months Ended		60 Months Ended	68 Months Ended		72 Months Ended	80 Months Ended		84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	Jan. 10, 2025	May 01, 2019	Apr. 28, 2016	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
Empower Lifetime 2015 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2015 Fund (Institutional Class/MXNYX)
Accumulated Value				$ 10,000					$ 10,757			$ 11,998			$ 11,515			$ 13,303			$ 14,829			$ 16,141			$ 14,212		$ 15,731		$ 16,804		$ 18,575
Empower Lifetime 2015 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2015 Fund (Investor Class/MXLYX)
Accumulated Value				10,000					10,725			11,919			11,392			13,120			14,563			15,798			13,861		15,293		16,275		17,927
Empower Lifetime 2015 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2015 Fund (Service Class/MXLZX)
Accumulated Value				10,000					10,718			11,895			11,366			13,066			14,504			15,721			13,779		15,181		16,151		17,754
Empower Lifetime 2020 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2020 Fund (Institutional Class/MXAKX)
Accumulated Value			$ 10,000.00						10,503.00		$ 11,848.00			$ 11,306.00			$ 13,205.00			$ 14,753.00			$ 16,169.00			$ 14,129.00		$ 15,725.00		$ 16,870.00		$ 18,749
Empower Lifetime 2020 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2020 Fund (Investor Class/MXAGX)
Accumulated Value			10,000			$ 10,484					11,787			11,205			13,047			14,523			15,854			13,801		15,315		16,379		18,129
Empower Lifetime 2020 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2020 Fund (Service Class/MXAHX)
Accumulated Value			10,000			10,485					11,775			11,184			13,000			14,457			15,776			13,729		15,220		16,249		17,969
Empower Lifetime 2025 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2025 Fund (Institutional Class/MXQBX)
Accumulated Value				10,000					10,837			12,415			11,743			13,907			15,670			17,318			14,993		16,819		18,135		20,322
Empower Lifetime 2025 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2025 Fund (Investor Class/MXELX)
Accumulated Value				10,000					10,813			12,342			11,635			13,730			15,411			16,976			14,628		16,371		17,571		19,626
Empower Lifetime 2025 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2025 Fund (Service Class/MXFLX)
Accumulated Value				10,000					10,807			12,316			11,599			13,674			15,331			16,878			14,536		16,240		17,431		19,448
Empower Lifetime 2030 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2030 Fund (Institutional Class/MXAYX)
Accumulated Value			10,000			10,632					12,397			11,600			13,980			15,796			17,692			15,164		17,187		18,655		21,137
Empower Lifetime 2030 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2030 Fund (Investor Class/MXATX)
Accumulated Value			10,000			10,611					12,328			11,497			13,796			15,536			17,338			14,803		16,738		18,087		20,433
Empower Lifetime 2030 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2030 Fund (Service Class/MXAUX)
Accumulated Value			10,000			10,617					12,330			11,489			13,768			15,489			17,276			14,734		16,639		17,967		20,267
Empower Lifetime 2035 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2035 Fund (Institutional Class/MXTBX)
Accumulated Value				10,000.00					10,956.00			13,004.00			12,021.00			14,735.00			16,774.00			19,094.00			16,175.00		18,588.00		20,360.00		23,338.00
Empower Lifetime 2035 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2035 Fund (Investor Class/MXKLX)
Accumulated Value				10,000.00					10,904.00			12,906.00			11,890.00			14,526.00			16,458.00			18,674.00			15,757.00		18,025.00		19,683.00		22,507.00
Empower Lifetime 2035 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2035 Fund (Service Class/MXLLX)
Accumulated Value				10,000					10,898			12,874			11,850			14,468			16,391			18,577			15,661		17,904		19,527		22,302
Empower Lifetime 2040 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2040 Fund (Institutional Class/MXBGX)
Accumulated Value			10,000			10,744					12,869			11,788			14,639			16,689			19,280			16,196		18,803		20,779		24,145
Empower Lifetime 2040 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2040 Fund (Investor Class/MXBDX)
Accumulated Value			10,000			10,709					12,800			11,679			14,462			16,429			18,912			15,829		18,318		20,184		23,349
Empower Lifetime 2040 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2040 Fund (Service Class/MXBEX)
Accumulated Value			10,000			10,708					12,779			11,648			14,400			16,349			18,796			15,712		18,164		19,991		23,121
Empower Lifetime 2045 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2045 Fund (Institutional Class/MXWEX)
Accumulated Value				10,000					10,988			13,269			12,074			15,109			17,274			20,105			16,780		19,664		21,860		25,609
Empower Lifetime 2045 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2045 Fund (Investor Class/MXQLX)
Accumulated Value				10,000					10,953			13,191			11,956			14,896			16,965			19,683			16,373		19,112		21,180		24,719
Empower Lifetime 2045 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2045 Fund (Service Class/MXRLX)
Accumulated Value				10,000					10,940			13,158			11,917			14,838			16,887			19,573			16,262		18,957		20,995		24,464
Empower Lifetime 2050 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2050 Fund (Institutional Class/MXBSX)
Accumulated Value			10,000			10,745					13,019			11,820			14,808			16,925			19,728			16,444		19,310		21,528		25,340
Empower Lifetime 2050 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2050 Fund (Investor Class/MXBOX)
Accumulated Value			10,000			10,715					12,921			11,689			14,590			16,626			19,311			16,039		18,774		20,865		24,466
Empower Lifetime 2050 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2050 Fund (Service Class/MXBQX)
Accumulated Value			10,000			10,716					12,931			11,677			14,573			16,582			19,245			15,960		18,650		20,706		24,271
Empower Lifetime 2055 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2055 Fund (Institutional Class/MXZHX)
Accumulated Value				10,000					10,987			13,321			12,065			15,104			17,268			20,124			16,723		19,652		21,894		25,875
Empower Lifetime 2055 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2055 Fund (Investor Class/MXWLX)
Accumulated Value				10,000					10,944			13,220			11,931			14,878			16,955			19,685			16,313		19,095		21,213		24,970
Empower Lifetime 2055 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2055 Fund (Service Class/MXXLX)
Accumulated Value				10,000					10,939			13,200			11,904			14,844			16,894			19,587			16,227		18,966		21,052		24,745
Empower Lifetime 2060 Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2060 Fund (Institutional Class/MXGUX)
Accumulated Value		$ 10,000			$ 10,880					$ 12,447			$ 14,471			$ 12,033			$ 14,121			$ 15,720			$ 18,618
Empower Lifetime 2060 Fund - Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2060 Fund (Investor Class/MXGNX)
Accumulated Value		10,000			10,856					12,368			14,334			11,883			13,899			15,414			18,185
Empower Lifetime 2060 Fund - Service Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2060 Fund (Service Class/MXGQX)
Accumulated Value		10,000			10,858					12,367			14,308			11,854			13,857			15,355			18,091
Empower Lifetime 2065 Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2065 Fund (Institutional Class/MXHBX)
Accumulated Value	$ 10,000						$ 11,967
Empower Lifetime 2065 Fund - Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2065 Fund (Investor Class/MXHCX)
Accumulated Value	10,000						11,954
Empower Lifetime 2065 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name								Empower Lifetime 2065 Fund (Service Class/MXHDX)
Accumulated Value	10,000						11,922
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Accumulated Value	10,000	10,000	10,000	10,000	10,917	10,519	12,169		10,786	12,692	13,041	13,372	15,044	11,813	12,113	12,282	14,955	15,335	15,008	17,386	17,828	17,633	20,608	21,132	21,572	16,824	17,252	20,559	21,082	24,155	24,769	29,550	30,301
S&P Target Date 2015 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date 2015 Index
Accumulated Value				10,000					10,656			11,870			11,434			13,195			14,551			15,717			13,805		15,377		16,491		18,494
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date 2020 Index
Accumulated Value			10,000.00						10,373.00		11,700.00			11,214.00			13,067.00			14,405.00			15,667.00			13,659.00		15,342.00		16,583.00		18,693
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date 2025 Index
Accumulated Value				10,000					10,782			12,351			11,730			13,886			15,443			17,091			14,847		16,776		18,192		20,736
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date 2030 Index
Accumulated Value			10,000			10,470					12,165			11,436			13,766			15,406			17,348			14,925		17,134		18,830		21,678
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date 2035 Index
Accumulated Value				10,000.00					10,885.00			12,820.00			11,938.00			14,585.00			16,451.00			18,906.00			16,073.00		18,746.00		20,880.00		24,388.00
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date 2040 Index
Accumulated Value			10,000			10,549					12,539			11,610			14,323			16,237			18,924			15,980		18,883		21,313		25,192
S&P Target Date 2045 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date 2045 Index
Accumulated Value				10,000					10,954			13,097			12,082			14,985			17,032			20,015			16,845		20,068		22,793		27,232
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date 2050 Index
Accumulated Value			$ 10,000			$ 10,597					$ 12,735			$ 11,724			$ 14,579			$ 16,600			$ 19,587			$ 16,458		$ 19,682		$ 22,497		$ 26,897
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date 2055 Index
Accumulated Value				$ 10,000					$ 10,994			$ 13,245			$ 12,189			$ 15,173			$ 17,276			$ 20,418			$ 17,157		$ 20,523		$ 23,462		$ 28,169
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date 2060 Index
Accumulated Value		$ 10,000			$ 10,858					$ 12,377			$ 14,611			$ 12,272			$ 14,694			$ 16,816			$ 20,169
S&P Target Date 2065 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Date 2065 Index
Accumulated Value	$ 10,000						$ 11,975